Special Charges and Certain Litigation Charges, Net	3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014
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Special Charges and Certain Litigation Charges, Net

Note 4 – Special Charges and Certain Litigation Charges, Net

Special Charges

During the three months ended July 26, 2013, consistent with Medtronic’s commitment to improving the health of people and communities throughout the world, Medtronic made a $40 million charitable contribution to the Medtronic Foundation, which is a related party non-profit organization.

Certain Litigation Charges, Net

Medtronic classifies material litigation reserves and gains recognized as certain litigation charges, net. During the three months ended July 25, 2014 and July 26, 2013, there were no certain litigation charges, net.

2. Special Charges and Certain Litigation Charges, Net

Special Charges

During fiscal year 2014, consistent with the Company’s commitment to improving the health of people and communities throughout the world, the Company made a $40 million charitable contribution to the Medtronic Foundation, which is a related party non-profit organization.

During fiscal years 2013 and 2012, there were no special charges.

Certain Litigation Charges, Net

The Company classifies material litigation charges and gains recognized as certain litigation charges, net.

During fiscal year 2014, the Company recorded certain litigation charges, net of $770 million, which primarily includes the global patent settlement agreement with Edwards Lifesciences Corporation (Edwards) of $589 million, accounting charges for probable and reasonably estimable INFUSE product liability litigation of $140 million, and other litigation. Refer to Note 18 for additional information.

During fiscal year 2013, the Company recorded certain litigation charges, net of $245 million related to probable and reasonably estimated damages resulting from patent litigation with Edwards. Refer to Note 18 for additional information.

During fiscal year 2012, the Company recorded certain litigation charges, net of $90 million related to the agreement to settle the federal securities class action initiated in December 2008 by the Minneapolis Firefighters’ Relief Association. During the fourth quarter of fiscal year 2012, Medtronic settled all of these class claims for $85 million and incurred $5 million in additional litigation fees.